                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

       SUPPLEMENT DATED NOVEMBER 1, 2007 TO PROSPECTUSES DATED MAY 1, 2007

This Supplement is intended to supplement the prospectus dated May 1, 2007 that describes VENTURE(R) STRATEGY VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.). We call this prospectus the "Product Prospectus."

--------------------------------------------------------------------------------
You should read this Supplement together with the Product Prospectus for the Contract you purchase, and retain both documents for future reference. If you would like another copy of the Product Prospectus, please contact our Annuities Service Office at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.
--------------------------------------------------------------------------------

CHANGE IN OUR COMPANY RATINGS

Effective September 25, 2007, we are amending and restating the disclosure of the "General Information about Us, the Separate Account and the Funds" section of the Product Prospectus that discusses our financial ratings. This revision reflects a change in our Moody's rating for John Hancock Life Insurance Company (U.S.A.) from Aa2 (Excellent in financial strength; 3rd category of 21) to Aa1 (Excellent in financial strength; 2nd category of 21):

We have received the following ratings from independent rating agencies:

---------------------------------------------------------------
AAA                     Extremely strong financial security
Standard & Poor's       characteristics; 1st category of 21

A++                     Superior companies have a very strong
A.M. Best               ability to meet their obligations; 1st
                        category of 16

AA+                     Very strong capacity to meet
Fitch                   policyholder and contract obligations;
                        2nd category of 24

Aa1                     Excellent in financial strength; 2nd
Moody's                 category of 21
---------------------------------------------------------------


These ratings, which are current as of September 25, 2007 and are subject to change, are assigned as a measure of John Hancock USA's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.


                                                                       333-70864